Touchstone Dividend Equity Fund Expense Example - Touchstone Dividend Equity Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,028
Expense Example, with Redemption, 10 Years	1,673
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	2,087
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,063
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 953